Net Income/ (Loss) per Share - Anti-dilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Anti-dilutive securities
Weighted Average Number of Shares, Contingently Issuable		568,352	1,690,621
Options to purchase ordinary shares
Anti-dilutive securities
Anti-dilutive securities excluded from computation of diluted net income/(loss) per share	34,445,604	35,183,115	2,223,005